Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Taxes

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Luxembourg	$349	$190,849	$94,558
United States	1,301	3,855	4,812
Other jurisdictions	(513,953)	(209,754)	55,731
Income (loss) before income taxes	$(512,303)	$(15,050)	$155,101

Components of Income Tax (Provision) Benefit

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Current income tax benefit (expense):
Luxembourg	$(2,287)	$53	$(1,107)
United States	(3,202)	(1,874)	(2,347)
Other foreign	35	(4,792)	(15,577)
Total current	$(5,454)	$(6,613)	$(19,031)
Deferred tax benefit (expense):
Luxembourg	$321	$(2,893)	$(2,908)
United States	(6,145)	(448)	(1,071)
Other foreign	(1,585)	(12,153)	(5,861)
Total deferred	$(7,409)	$(15,494)	$(9,840)
Income tax expense	$(12,863)	$(22,107)	$(28,871)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate

	Years ended December 31,
	2017	2016	2015
Statutory rate	27.1%	29.2%	29.2%
Effect of tax rates different than the Luxembourg statutory tax rate	(19.2)%	(13.2)%	(22.5)%
Change in valuation allowance	(8.0)%	(85.1)%	10.6%
Changes in unrecognized tax benefits	(0.8)%	(75.9)%	1.9%
Equity based compensation shortfall	(1.2)%	(7.0)%	1.4%
Change in enacted statutory tax rates	(0.5)%	—%	—%
Adjustments related to prior years	0.1%	5.1%	(2.0)%
Effective tax rate	(2.5)%	(146.9)%	18.6%

Components of Deferred Tax Assets and Liabilities

	December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$52,568	$26,190
Depreciation and amortization	35,873	25,109
Accrued payroll expenses	4,595	9,471
Deferred revenue	2,189	5,744
Other	1,119	1,622
Deferred tax assets	96,344	68,136
Less: valuation allowance	(86,495)	(45,766)
Total deferred tax assets	$9,849	$22,370

Deferred tax liabilities:
Depreciation and amortization	$(6,505)	$(7,465)
Deferred expenses	(1,459)	(8,598)
Other	(88)	(1,083)
Total deferred tax liabilities	$(8,052)	$(17,146)

Net deferred tax assets	$1,797	$5,224

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

	December 31,
	2017	2016
	(in thousands)
Balance, beginning of year	$34,027	$24,914
Increases in unrecognized tax benefits as a result of tax positions taken during current year	4,833	9,113
Balance, end of year	$38,860	$34,027